Cover	Sep. 25, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2026
Entity File Number	001-7784
Entity Registrant Name	Lumen Technologies, Inc.
Entity Central Index Key	0000018926
Entity Tax Identification Number	72-0651161
Entity Incorporation, State or Country Code	LA
Entity Address, Address Line One	100 CenturyLink Drive
Entity Address, City or Town	Monroe
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71203
City Area Code	(318)
Local Phone Number	388-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, no par value per share
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	LUMN
Security Exchange Name	NYSE
Preferred Stock Purchase Rights
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSE
6.500% Notes due 2051, denominations of $25
Title of 12(b) Security	6.500% Notes due 2051, denominations of $25
Trading Symbol	CTGG
Security Exchange Name	NYSE
6.750% Notes due 2052, denominations of $25
Title of 12(b) Security	6.750% Notes due 2052, denominations of $25
Trading Symbol	CTHH
Security Exchange Name	NYSE